GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss before income tax	$ (71,216)	$ (26,425)
Net loss	(70,526)	(25,643)
UNITED STATES
Loss before income tax	(31,889)	(15,581)
Net loss	(31,890)	(15,553)
Foreign [Member]
Loss before income tax	(39,327)	(10,844)
Net loss	$ (38,636)	$ (10,090)